                                                                   SUPP-VA430419

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A


                SERIES VA - 4 (OFFERED ON AND AFTER MAY 2, 2016)


                        SUPPLEMENT DATED APRIL 29, 2019
                                     TO THE
                 PROSPECTUS DATED MAY 1, 2017 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated May 1, 2017 for the Series VA - 4 (offered on and after May 2, 2016) variable annuity contracts issued by Brighthouse Life Insurance Company ("BLNY", "we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. The financial statements for each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company will be sent to you without charge.


1. THE FOLLOWING INFORMATION SHOULD BE READ IN CONNECTION WITH THE INFORMATION PRESENTED ON THE FIRST PAGE OF YOUR PROSPECTUS:


IN ACCORDANCE WITH THE REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT HTTPS://
WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


2. PURCHASE


In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GWB v1 Rider," replace the list of Investment Portfolios with the following:

    o AB Global Dynamic Allocation Portfolio

    o AQR Global Risk Balanced Portfolio


    o BlackRock Global Tactical Strategies Portfolio


    o Brighthouse Balanced Plus Portfolio


    o Invesco Balanced-Risk Allocation Portfolio


    o JPMorgan Global Active Allocation Portfolio


    o MetLife Aggregate Bond Index Portfolio


    o MetLife Multi-Index Targeted Risk Portfolio


    o PanAgora Global Diversified Risk Portfolio


    o Schroders Global Multi-Asset Portfolio


    o Western Asset Management Government Income Portfolio



      No other Investment Portfolios are available with the GWB v1 rider. The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and the Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GWB v1 rider.


In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB," replace the list of investment options in each Platform, and the sentence that follows the investment options for Platform 2, with the following:


      Platform 1:
      ----------


      You must allocate:

    o a minimum of 80% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, and Western Asset Management Government Income Portfolio.



      AND


      Platform 2:
      ----------


      You may allocate

    o a maximum of 20% of Purchase Payments or Account Value among the American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, and SSGA Growth and Income ETF Portfolio.



      The investment choices listed in Platform 1 above (other than the MetLife Aggregate Bond Index Portfolio and the Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider.

3. INVESTMENT OPTIONS


Replace the list of Investment Portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, replace the list of Investment Portfolios that employ a managed volatility strategy with the following:

    o AB Global Dynamic Allocation Portfolio


    o AQR Global Risk Balanced Portfolio


    o BlackRock Global Tactical Strategies Portfolio


    o Brighthouse Balanced Plus Portfolio


    o Invesco Balanced-Risk Allocation Portfolio


    o JPMorgan Global Active Allocation Portfolio


    o MetLife Multi-Index Targeted Risk Portfolio


    o PanAgora Global Diversified Risk Portfolio


    o Schroders Global Multi-Asset Portfolio



4. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, in the "Annuity Payments" subsection, replace the first two sentences in the paragraph that begins "At the time you choose an Annuity Option," with the following:


      At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4% (state restrictions may apply).


5. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the "BLIC" subsection with the following:


BLIC


      Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


In the "OTHER INFORMATION" section, replace the "Cybersecurity" subsection with the following:

CYBERSECURITY


      Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


      We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


      Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


      Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


      Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.


6. INVESTMENT PORTFOLIO FEES AND EXPENSES TABLE


Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


7. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.

8. TRANSFERS -- MONITORED PORTFOLIOS


Replace the list of Monitored Portfolios in the "Restrictions on Frequent Transfers" subsection of the "TRANSFERS" section with the following:

               Baillie Gifford International Stock Portfolio


               BlackRock High Yield Portfolio


               Brighthouse Small Cap Value Portfolio


               Brighthouse/Aberdeen Emerging Markets Equity Portfolio


               Brighthouse/Dimensional International Small Company Portfolio


               Brighthouse/Eaton Vance Floating Rate Portfolio


               Clarion Global Real Estate Portfolio


               Harris Oakmark International Portfolio


               Invesco Small Cap Growth Portfolio


               Loomis Sayles Global Allocation Portfolio


               MetLife MSCI EAFE(R) Index Portfolio


               MetLife Russell 2000(R) Index Portfolio


               MFS(R) Research International Portfolio


               Neuberger Berman Genesis Portfolio


               Western Asset Management Strategic Bond Opportunities Portfolio



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.49%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio         0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation          0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation            0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio              --           0.55%        0.02%

 American Funds(R) Moderate Allocation          0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio             0.61%         0.25%        0.04%

 BlackRock Global Tactical Strategies           0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio                 0.60%         0.25%        0.09%

 Brighthouse Asset Allocation 100               0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio            0.24%         0.25%         --

 Brighthouse Small Cap Value Portfolio          0.75%         0.25%        0.03%

 Brighthouse/Aberdeen Emerging Markets          0.89%         0.25%        0.10%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate          0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total        0.50%         0.25%        0.05%
  Return Portfolio

 Clarion Global Real Estate Portfolio           0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio        0.56%         0.25%        0.02%

 Harris Oakmark International Portfolio         0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation               0.63%         0.25%        0.04%
  Portfolio

 Invesco Comstock Portfolio                     0.56%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.03%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.06%
  Portfolio

 Loomis Sayles Global Allocation Portfolio      0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.05%




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio        0.01%       0.90%         0.02%         0.88%

 American Funds(R) Balanced Allocation         0.41%       1.02%           --          1.02%
  Portfolio

 American Funds(R) Growth Allocation           0.42%       1.04%           --          1.04%
  Portfolio

 American Funds(R) Growth Portfolio            0.34%       0.91%           --          0.91%

 American Funds(R) Moderate Allocation         0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio            0.05%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies          0.09%       1.01%         0.05%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                  --        0.94%           --          0.94%

 Brighthouse Asset Allocation 100              0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio           0.44%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio         0.08%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets           --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate           --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total       0.01%       0.81%         0.07%         0.74%
  Return Portfolio

 Clarion Global Real Estate Portfolio            --        0.91%         0.01%         0.90%

 ClearBridge Aggressive Growth Portfolio         --        0.83%         0.02%         0.81%

 Harris Oakmark International Portfolio          --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation              0.02%       0.94%         0.02%         0.92%
  Portfolio

 Invesco Comstock Portfolio                      --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.08%         1.05%

 JPMorgan Core Bond Portfolio                    --        0.83%         0.14%         0.69%

 JPMorgan Global Active Allocation               --        1.03%         0.06%         0.97%
  Portfolio

 Loomis Sayles Global Allocation Portfolio       --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        1.00%         0.10%         0.90%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 PanAgora Global Diversified Risk               0.65%         0.25%        0.18%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.77%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.26%

 Schroders Global Multi-Asset Portfolio         0.63%         0.25%        0.05%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.04%
  Portfolio

 Wells Capital Management Mid Cap               0.72%         0.25%        0.05%
  Value Portfolio

 Western Asset Management Government            0.43%         0.25%        0.04%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.05%
  Portfolio

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.10%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.04%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.71%         0.25%        0.04%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.05%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.08%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.03%

 MFS(R) Value Portfolio                         0.61%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.82%         0.25%        0.03%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio

 Western Asset Management Strategic             0.57%         0.25%        0.03%
  Bond Opportunities Portfolio

 Western Asset Management                       0.47%         0.25%        0.03%
  U.S. Government Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 PanAgora Global Diversified Risk              0.04%       1.12%           --          1.12%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.49%         0.01%         1.48%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.99%         0.03%         0.96%

 Schroders Global Multi-Asset Portfolio        0.02%       0.95%         0.01%         0.94%

 SSGA Growth and Income ETF Portfolio          0.19%       0.76%           --          0.76%

 SSGA Growth ETF Portfolio                     0.19%       0.78%           --          0.78%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.05%         0.79%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                  --        0.94%         0.09%         0.85%
  Portfolio

 Wells Capital Management Mid Cap                --        1.02%         0.06%         0.96%
  Value Portfolio

 Western Asset Management Government             --        0.72%         0.03%         0.69%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.09%         0.12%         0.97%
  Portfolio

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.61%       0.99%         0.03%         0.96%

 Brighthouse Asset Allocation 40 Portfolio     0.62%       0.93%           --          0.93%

 Brighthouse Asset Allocation 60 Portfolio     0.63%       0.93%           --          0.93%

 Brighthouse Asset Allocation 80 Portfolio     0.65%       0.96%           --          0.96%

 Brighthouse/Artisan Mid Cap Value               --        1.11%         0.05%         1.06%
  Portfolio

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio           --        0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.69%           --          0.69%

 MetLife Russell 2000(R) Index Portfolio         --        0.61%           --          0.61%

 MetLife Stock Index Portfolio                   --        0.53%         0.01%         0.52%

 MFS(R) Value Portfolio                          --        0.88%         0.06%         0.82%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.05%         0.82%
  Portfolio

 Western Asset Management Strategic              --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                        --        0.75%         0.03%         0.72%

  U.S. Government Portfolio


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)*

     American Funds(R) Balanced Allocation Portfolio (Class C)+

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)+

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)*

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*

     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis Sayles Global Markets Portfolio)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)+

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B)

  Western Asset Management Government Income Portfolio (Class B)* (formerly
    Fidelity Institutional Asset Management(R) Government Income Portfolio)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)+

     Brighthouse Asset Allocation 40 Portfolio (Class B)+

     Brighthouse Asset Allocation 60 Portfolio (Class B)+

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)*

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


 * If you elect the GWB v1 rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See
 "Purchase -- Investment Allocation Restrictions for Certain
 Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GWB v1 Rider.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider or the GWB v1 rider.



 + If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain
 Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation                Seeks capital appreciation and current
 Portfolio -- Class B*                       income.
 American Funds(R) Balanced Allocation       Seeks a balance between a high level of
 Portfolio -- Class C+                       current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 American Funds(R) Growth Allocation         Seeks growth of capital.
 Portfolio -- Class C
 American Funds(R) Growth                    Seeks to achieve growth of capital.
 Portfolio -- Class C
 American Funds(R) Moderate Allocation       Seeks a high total return in the form of
 Portfolio -- Class C+                       income and growth of capital, with a greater
                                             emphasis on income.
 AQR Global Risk Balanced                    Seeks total return.
 Portfolio -- Class B*
 BlackRock Global Tactical Strategies        Seeks capital appreciation and current
 Portfolio -- Class B*                       income.
 BlackRock High Yield Portfolio -- Class B   Seeks to maximize total return, consistent
                                             with income generation and prudent
                                             investment management.
 Brighthouse Asset Allocation 100            Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse Balanced Plus                   Seeks a balance between a high level of
 Portfolio -- Class B*                       current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Small Cap Value                 Seeks long-term capital appreciation.
 Portfolio -- Class B
 Brighthouse/Aberdeen Emerging Markets       Seeks capital appreciation.
 Equity Portfolio -- Class B
 Brighthouse/Eaton Vance Floating Rate       Seeks a high level of current income.
 Portfolio -- Class B
 Brighthouse/Franklin Low Duration Total     Seeks a high level of current income, while
 Return Portfolio -- Class B                 seeking preservation of shareholders' capital.
 Clarion Global Real Estate                  Seeks total return through investment in real
 Portfolio -- Class B                        estate securities, emphasizing both capital
                                             appreciation and current income.
 ClearBridge Aggressive Growth               Seeks capital appreciation.
 Portfolio -- Class B
 Harris Oakmark International                Seeks long-term capital appreciation.
 Portfolio -- Class B
 Invesco Balanced-Risk Allocation            Seeks total return.
 Portfolio -- Class B*
 Invesco Comstock Portfolio -- Class B       Seeks capital growth and income.
 Invesco Small Cap Growth                    Seeks long-term growth of capital.
 Portfolio -- Class B



            INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                       Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C+
 American Funds(R) Growth Allocation         Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth                    Brighthouse Investment Advisers, LLC;
 Portfolio -- Class C                        Capital Research and Management
                                             CompanySM
 American Funds(R) Moderate Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C+
 AQR Global Risk Balanced                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                       Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                       Subadviser: BlackRock Financial
                                             Management, Inc.
 BlackRock High Yield Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                             Subadviser: BlackRock Financial
                                             Management, Inc.
 Brighthouse Asset Allocation 100            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Balanced Plus                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                       Subadviser: Overlay Portion: Pacific
                                             Investment Management Company LLC
 Brighthouse Small Cap Value                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadvisers: Delaware Investments Fund
                                             Advisers; Wells Capital Management
                                             Incorporated
 Brighthouse/Aberdeen Emerging Markets       Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class B                 Subadviser: Aberdeen Asset Managers
                                             Limited
 Brighthouse/Eaton Vance Floating Rate       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total     Brighthouse Investment Advisers, LLC
 Return Portfolio -- Class B                 Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                       Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Invesco Advisers, Inc.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 JPMorgan Core Bond Portfolio -- Class B      Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio -- Class B*                        income.
 Loomis Sayles Global Allocation              Seeks high total investment return through a
 Portfolio -- Class B (formerly Loomis        combination of capital appreciation and
 Sayles Global Markets Portfolio)             income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio -- Class B*                        and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International                Seeks capital appreciation.
 Portfolio -- Class B
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio -- Class B*
 PIMCO Inflation Protected Bond               Seeks maximum real return, consistent with
 Portfolio -- Class B                         preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio -- Class B      Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset                 Seeks capital appreciation and current
 Portfolio -- Class B*                        income.
 SSGA Growth and Income ETF                   Seeks growth of capital and income.
 Portfolio -- Class B+
 SSGA Growth ETF Portfolio -- Class B         Seeks growth of capital.
 T. Rowe Price Large Cap Value                Seeks long-term capital appreciation by
 Portfolio -- Class B                         investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth                 Seeks long-term growth of capital.
 Portfolio -- Class B
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio -- Class B                         securities of mid-sized companies.
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio -- Class B
 Western Asset Management Government          Seeks a high level of current income,
 Income Portfolio -- Class B* (formerly       consistent with preservation of principal.
 Fidelity Institutional Asset Management(R)
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio -- Class B                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20              Seeks a high level of current income, with
 Portfolio -- Class B+                        growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40              Seeks high total return in the form of income
 Portfolio -- Class B+                        and growth of capital, with a greater
                                              emphasis on income.
 Brighthouse Asset Allocation 60              Seeks a balance between a high level of
 Portfolio -- Class B+                        current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80              Seeks growth of capital.
 Portfolio -- Class B



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 JPMorgan Core Bond Portfolio -- Class B      Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                        Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Allocation              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly Loomis        Subadviser: Loomis, Sayles & Company, L.P.
 Sayles Global Markets Portfolio)
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                        Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                        Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio -- Class B      Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B*                        Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                        Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio -- Class B         Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Victory Capital Management
                                              Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio -- Class B                   Subadviser: Wells Capital Management
 Western Asset Management Government          Brighthouse Investment Advisers, LLC
 Income Portfolio -- Class B* (formerly       Subadviser: Western Asset Management
 Fidelity Institutional Asset Management(R)   Company
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+
 Brighthouse Asset Allocation 40              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+
 Brighthouse Asset Allocation 60              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+
 Brighthouse Asset Allocation 80              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 Brighthouse/Artisan Mid Cap Value          Seeks long-term capital growth.
 Portfolio -- Class B
 Brighthouse/Dimensional International      Seeks long-term capital appreciation.
 Small Company Portfolio -- Class B
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B         over time and, secondarily, long-term capital
                                            appreciation and current income.
 Frontier Mid Cap Growth                    Seeks maximum capital appreciation.
 Portfolio -- Class B
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 MetLife Aggregate Bond Index               Seeks to track the performance of the
 Portfolio -- Class G*                      Bloomberg Barclays U.S. Aggregate Bond
                                            Index.
 MetLife Mid Cap Stock Index                Seeks to track the performance of the
 Portfolio -- Class G                       Standard & Poor's MidCap 400(R) Composite
                                            Stock Price Index.
 MetLife MSCI EAFE(R) Index                 Seeks to track the performance of the MSCI
 Portfolio -- Class G                       EAFE(R) Index.
 MetLife Russell 2000(R) Index              Seeks to track the performance of the Russell
 Portfolio -- Class G                       2000(R) Index.
 MetLife Stock Index Portfolio -- Class B   Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class B                       of capital appreciation.
 T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.
 Portfolio -- Class B
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B         with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio -- Class B       with preservation of capital and maintenance
                                            of liquidity.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 Brighthouse/Artisan Mid Cap Value          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Artisan Partners Limited
                                            Partnership
 Brighthouse/Dimensional International      Brighthouse Investment Advisers, LLC
 Small Company Portfolio -- Class B         Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Wellington Management
                                            Company LLP
 Frontier Mid Cap Growth                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Frontier Capital Management
                                            Company, LLC
 Jennison Growth Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index               Brighthouse Investment Advisers, LLC
 Portfolio -- Class G*                      Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Mid Cap Stock Index                Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife MSCI EAFE(R) Index                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Russell 2000(R) Index              Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Stock Index Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MFS(R) Value Portfolio -- Class B          Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio -- Class B       Subadviser: Western Asset Management
                                            Company

 * If you elect the GWB v1 rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See
 "Purchase -- Investment Allocation Restrictions for Certain
 Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GWB v1 Rider.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider or the GWB v1 rider.



 + If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain
 Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.